Deferred Tax (Details) - Schedule of Deferred Tax Included in the Statement of Financial Position - GBP (£)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Included In The Statement Of Financial Position [Line Items]
Deferred tax assets, net	£ 3,163,812	£ 2,146,091	£ 791,503
Debtors [Member]
Schedule Of Deferred Tax Included In The Statement Of Financial Position [Line Items]
Included in debtors (note 13)	5,218,041	4,104,324	2,770,219
Provisions [Member]
Schedule Of Deferred Tax Included In The Statement Of Financial Position [Line Items]
Included in provisions (note 15)	£ (2,054,229)	£ (1,958,233)	£ (1,978,716)